Lease - Schedule Of information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lease
Cash payments for operating leases	¥ 5,749	$ 788	¥ 7,894	¥ 20,273
ROU assets obtained in exchange for operating lease liabilities	¥ 18,632	$ 2,553	¥ 365	¥ 28,688